Sales Transfer of Receivables (Detail) - Performing ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)	Mar. 31, 2014 INR (₨)
Cash flow information
Collections against securitized receivables/transfers	₨ 664.3	$ 10.0	₨ 903.6	₨ 1,771.9
Payments made	608.7	9.2	832.5	1,537.7
Cash flows on retained interests	₨ 55.7	$ 0.8	₨ 69.3	₨ 223.1